Scharf Multi-Asset Opportunity Fund
Schedule of Investments
June 30, 2022 (Unaudited)

Shares	COMMON STOCKS - 64.73%	Value
	Aerospace and Defense - 3.06%
3,612	Lockheed Martin Corp.	$1,553,015
	Beverages - 3.40%
3,730	Constellation Brands, Inc. - Class A	869,314
9,356	Heineken N.V. (b)	853,005
		1,722,319
	Building Products - 1.48%
14,833	Masco Corp.	750,550
	Chemicals - 2.76%
48,537	Valvoline, Inc.	1,399,322
	Commercial Services & Supplies - 2.28%
44,096	Herman Miller, Inc.	1,158,402
	Diversified Financial Services - 4.21%
7,824	Berkshire Hathaway, Inc. - Class B (a)	2,136,108
	Entertainment - 1.41%
9,195	Activision Blizzard, Inc.	715,923
	Health Care Providers & Services - 12.47%
21,139	Centene Corp. (a)	1,788,571
20,965	CVS Health Corp.	1,942,617
7,962	McKesson Corp.	2,597,284
		6,328,472
	Hotels, Restaurants & Leisure - 0.43%
64,350	Domino's Pizza Group plc (b)	218,706
	Insurance - 3.30%
1,295	Markel Corp. (a)	1,674,759
	Interactive Media & Services - 1.25%
4,275	Baidu, Inc. - ADR (a)	635,821
	Internet & Direct Marketing Retail - 0.69%
200	Booking Holdings, Inc. (a)	349,798
	IT Services - 4.16%
15,775	Cognizant Technology Solutions Corp. - Class A	1,064,655
11,748	Fiserv, Inc. (a)	1,045,219
		2,109,874
	Media - 4.81%
35,010	Comcast Corp. - Class A	1,373,792
9,204	Liberty Broadband Corp. - Class C (a)(f)	1,064,351
		2,438,143
	Personal Products - 1.58%
17,512	Unilever plc - ADR	802,575
	Pharmaceuticals - 5.41%
2,714	AstraZeneca plc - ADR	179,314
7,692	Johnson & Johnson	1,365,407
14,190	Novartis AG - ADR	1,199,481
		2,744,202
	Road & Rail - 1.62%
11,746	Canadian Pacific Railway, Ltd. (b)	820,341
	Software - 7.33%
9,023	Microsoft Corp.	2,317,377
20,052	Oracle Corp.	1,401,033
		3,718,410
	Specialty Retail - 3.08%
9,035	Advance Auto Parts, Inc.	1,563,868
	TOTAL COMMON STOCKS (Cost $24,437,473)	32,840,608

	PREFERRED STOCKS - 6.52%
	Capital Markets - 1.37%
700,000	Charles Schwab Corp. - Series G, 5.375%	694,750
	Closed-End Funds- 2.80%
15,000	Gabelli Dividend & Income Trust - Series K, 4.25%	285,000
38,400	Gabelli Equity Trust, Inc. - Series K, 5.00%	906,420
4,500	GDL Fund - Series C, 4.00%	227,115
		1,418,535
	Technology Hardware, Storage & Peripherals - 2.35%
29,780	Samsung Electronics Co., Ltd. 2.06%, (b)	1,192,668
	TOTAL PREFERRED STOCKS (Cost $2,961,532)	3,305,953

	REITs - 2.17%
	Equity Real Estate Investment Trusts (REITs) - 2.17%
1	Orion Office REIT, Inc.	11
16,115	Realty Income Corp.	1,100,010
	TOTAL REITs (Cost $1,076,528)	1,100,021

	EXCHANGE-TRADED FUNDS - 4.97%
59,729	iShares Silver Trust (a)	1,113,348
8,358	SPDR Gold Shares (a)	1,407,989
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,224,216)	2,521,337

Principal
Amount	CORPORATE BONDS - 5.24%
	Beverages - 0.29%
	Coca-Cola Consolidated, Inc. - Class B
$150,000	3.80%, 11/25/2025	148,682
	Biotechnology - 0.29%
	AbbVie, Inc.
150,000	2.30%, 11/21/2022 (d)	149,737
	Chemicals - 0.10%
	DuPont de Nemours, Inc.
50,000	4.205%, 11/15/2023	50,364
	Computer and Electronic Product Manufacturing - 0.18%
	Digital Equipment Corp.
89,000	7.75%, 4/1/2023	92,847
	Entertainment - 0.31%
	Walt Disney Co.
150,000	8.875%, 4/26/2023	157,796
	Food Products - 0.33%
	Bestfoods, Inc.
150,000	7.25%, 12/15/2026	169,370
	Health Care Providers & Services - 0.30%
	McKesson Corp.
150,000	2.70%, 12/15/2022	149,927
	Internet & Direct Marketing Retail - 0.31%
	Amazon.com, Inc.
150,000	5.20%, 12/3/2025	157,563
	IT Services - 0.33%
	International Business Machines Corp.
150,000	7.00%, 10/30/2025	165,040
	Petroleum and Coal Products Manufacturing - 1.08%
	Murphy Oil USA, Inc.
557,000	5.625%, 5/1/2027	546,768
	Pharmaceutical and Medicine Manufacturing - 0.31%
	Wyeth LLC
150,000	6.45%, 2/1/2024	156,969
	Securities and Commodity Contracts Intermediation and Brokerage - 1.41%
	Goldman Sachs Group, Inc.
1,001,000	4.00%, (3 Month LIBOR + 0.7675%), 6/1/2043 (c)	717,908
	TOTAL CORPORATE BONDS (Cost $2,754,242)	2,662,971

	MUNICIPAL BONDS - 4.82%
	California Health Facilities Financing Authority, Revenue Bonds, Persons with Developmental Disabilities
120,000	7.875%, 2/1/2026, Series 2011B	120,487
	California Infrastructure & Economic Development Bank Revenue Bonds
130,000	3.25%, 7/1/2026	127,259
	City of New York, General Obligation, Build America Bonds
75,000	5.887%, 12/1/2024	78,990
35,000	5.424%, 3/1/2025	36,635
	Dana Point California Community Facilities Taxable - Series B
120,000	1.017%, 9/1/2022	119,752
	Lake of Elsinore California Improvement Bond Act 1915, Limited Obligation, Refunding Taxable Reassessment District No. 2021-1
150,000	1.153%, 9/2/2025	139,762
	Los Angeles Department of Water & Power Waterworks Revenue Bonds
85,000	5.381%, 7/1/2024	88,204
	Pasadena California Pension Obligation Refunding Taxable - Series B
100,000	4.625%, 5/1/2038	103,388
	San Francisco Bay Area Toll Authority, Revenue Bonds
100,000	2.234%, 4/1/2023	99,187
65,000	6.793%, 4/1/2030	71,984
	San Francisco City & County Airport Community San Francisco International Airport
180,000	2.293%, 5/1/2028	163,784
	Solano County Community College District
100,000	5.25%, 8/1/2032	102,478
	State of California, Build America Bonds
15,000	4.988%, 4/1/2039	15,108
	State of California, General Obligation Unlimited Bond
125,000	2.25%, 10/1/2023	123,793
100,000	3.375%, 4/1/2025	99,986
200,000	2.65%, 4/1/2026	194,357
	State of Connecticut, Build America Bonds
240,000	5.20%, 12/1/2022	242,701
25,000	5.30%, 12/1/2023	25,753
	State of Georgia, School Construction Bonds
15,000	4.35%, 2/1/2029	15,062
	State of Hawaii, Build America Bonds, Taxable
25,000	5.10%, 2/1/2024	25,725
	State of Mississippi - Build America Bonds
100,000	4.511%, 11/1/2024	102,825
	State of Oregon, General Obligation, Board of Higher Educations - Taxable
5,000	5.742%, 8/1/2024	5,142
	Toledo City School District, General Obligation Bond, Taxable
225,000	5.00%, 12/1/2024	233,516
	University of California, Build America Bonds
100,000	6.296%, 5/15/2050	109,874
	TOTAL MUNICIPAL BONDS (Cost $2,519,422)	2,445,752

	OTHER SECURITIES - 2.09%
	Independent Power and Renewable Electricity Producers - 2.09%
24,500	Tennessee Valley Authority, Series D, PAARS, Power Bond	587,020
	2.134%, (reset annually @ CMT 30 year index average + 94 bps if lower than current rate), 6/1/2028 (c)
21,300	Tennessee Valley Authority, Series A	472,008
	2.216%, (reset annually @ CMT 30 year index average + 84 bps if lower than current rate), 5/1/2029 (c)
	TOTAL OTHER SECURITIES (Cost $1,148,325)	1,059,028

Shares	SHORT-TERM INVESTMENTS - 9.19%
	Money Market Fund- 1.45%
736,851	First American Treasury Obligations Fund, Class Z, 1.76% (e)	736,851
	TOTAL MONEY MARKET FUND (Cost $736,851)	736,851

Principal
Amount
	U.S. Treasury Note - 0.98%
$500,000	U.S. Treasury Note
	1.50%, 3/31/2023	495,175
	TOTAL U.S. TREASURY NOTE (Cost $496,834)	495,175
	U.S. Treasury Bills - 6.76%
850,000	0.44%, 7/14/2022 (g)	849,688
500,000	0.66%, 9/1/2022 (g)	498,697
1,000,000	0.47%, 10/6/2022 (g)	995,339
750,000	1.01%, 12/1/2022 (g)	742,991
350,000	2.57%, 4/20/2023 (g)	342,864
	TOTAL U.S. TREASURY BILLS (Cost $3,437,474)	3,429,579
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,671,159)	4,661,605

	Total Investments in Securities (Cost $41,792,897) - 99.73%	50,597,275
	Other Assets in Excess of Liabilities - 0.27%	135,454
	TOTAL NET ASSETS - 100.00%	$50,732,729

ADR	American Depository Receipt
CMT	Constant Maturity
LIBOR	London Interbank Offered Rate
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Variable rate security. Rate shown reflects the rate in effect as of June 30, 2022.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."   As of June 30, 2022, the value of these investments was $149,737 or 0.29% of total net assets.

(e)	Rate shown is the 7-day annualized yield as of June 30, 2022.
(f)	Non-voting shares.
(g)	Rate shown is the discount rate at June 30, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Multi-Asset Opportunity Fund
Summary of Fair Value Disclosure at June 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Scharf Multi-Asset Opportunity Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$3,789,886	$-	$-	$3,789,886
Consumer Discretionary	2,132,373	-	-	2,132,373
Consumer Staples	2,524,894	-	-	2,524,894
Financials	3,810,867	-	-	3,810,867
Health Care	9,072,673	-	-	9,072,673
Industrials	4,282,308	-	-	4,282,308
Information Technology	5,828,285	-	-	5,828,285
Materials	1,399,322	-	-	1,399,322
Total Common Stocks	32,840,608	-	-	32,840,608
Preferred Stocks
Capital Markets	-	694,750	-	694,750
Closed-End Funds	1,418,535	-	-	1,418,535
Information Technology	1,192,668	-	-	1,192,668
Total Preferred Stocks	2,611,203	694,750	-	3,305,953
REITs	1,100,021	-	-	1,100,021
Exchange-Traded Funds	2,521,337	-	-	2,521,337
Fixed Income
Corporate Bonds	-	2,662,971	-	2,662,971
Municipal Bonds	-	2,445,752	-	2,445,752
Total Fixed Income	-	5,108,723	-	5,108,723
U.S. Treasury Bills	-	3,924,754	-	3,924,754
Other Securities	1,059,028	-	-	1,059,028
Money Market Fund	736,851	-	-	736,851
Total Investments in Securities	$40,869,048	$9,728,227	$-	$50,597,275

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.